Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210.0		$ 191.9
Accounts receivable, net	313.9		310.0
Inventories, net	244.4		234.8
Assets Held-for-sale	39.3		43.6
Other current assets	81.1		83.4
Total current assets	888.7		863.7
Property, net	385.8		374.6
Goodwill	405.5		395.5
Other intangible assets, net	340.0		341.9
Other non-current assets	108.0		102.4
Total assets	2,128.0		2,078.1
Current liabilities:
Short-term debt and current portion of long-term debt	3.8	[1]	3.0	[1]
Accounts payable	296.1		276.6
Liabilities Held-for-sale	18.0		21.8
Accrued expenses and other liabilities	141.9		141.2
Total current liabilities	459.8		442.6
Long-term debt	703.1	[1]	704.0	[1]
Post-retirement benefits other than pensions	17.0		18.9
Pension benefits	182.8		203.6
Other non-current liabilities	133.9		120.7
Total non-current liabilities	1,036.8		1,047.2
Shareholders’ equity
Preferred stock, 40.0 shares authorized, no shares issued	0		0
Common Shares, $0.01 par, 400.0 shares authorized, 122.2 shares issued	1.2		1.2
Additional paid-in capital	1,016.1		1,042.7
Accumulated deficit	(13.0)		(84.9)
Common shares held in treasury, at cost, 32.7 shares in 2012 and 33.4 shares in 2011	(364.1)		(369.4)
Accumulated other comprehensive loss	(11.1)		(1.3)
Total PolyOne shareholders' equity	629.1		588.3
Noncontrolling interest	2.3		0
Total equity	631.4		588.3
Total liabilities and equity	$ 2,128.0		$ 2,078.1

[1]	Book values include unamortized discounts, where applicable.